Annual Total Returns- JPMorgan Large Cap Value Fund (R2 R3 R4 R5 R6 Shares) [BarChart] - R2 R3 R4 R5 R6 Shares - JPMorgan Large Cap Value Fund - Class R5	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.50%)	16.59%	36.16%	14.79%	(1.72%)	22.24%	17.87%	(15.06%)	27.59%	10.75%